Notes Payable – Related Party	9 Months Ended
Sep. 30, 2022
Notes Payable – Related Party Disclosure [Abstract]
NOTES PAYABLE – RELATED PARTY
12.	NOTES PAYABLE – RELATED PARTY

During the nine month period ended September 30, 2022, the Company repaid $64,550 of principal. As at September 30, 2022, the Company had recorded $23,175 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2021, the Company exchanged 14,357 shares of common stock in exchange for a principal reduction of debt in the amount of $1,483,738 and $131,320 of accrued interest. The Company recorded a loss on the conversion of $116,152. In addition, the Company repaid $462,228 of principal. As at December 31, 2021, the Company had recorded $38,301 in accrued interest which was included in accounts payable and accrued liabilities.

During the nine months ended September 30, 2022, the Company recorded finance expense of $60,486 (December 31, 2021 - $225,196), related to bringing the notes to their present value.

Amount
($)
Balance at December 31, 2020	4,528,549
Proceeds	-
Repayments	(2,058,720)
Contribution benefit	-
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(209,095)
Repayments	(64,550)
Finance expense	60,486
Balance, September 30, 2022	2,573,024
Current	2,562,810
Non-current	10,214